Long-Term Debt and Other Financial Liabilities, June 2022 Alpha Bank Loan Facility (Details) - June 2022 Alpha Bank Loan Facility [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Installment	Jun. 21, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Face amount		$ 21,000
Term of loan	4 years
Final balloon payment	$ 11,000
Minimum [Member]
Senior Long-Term Debt [Abstract]
Security cover ratio	125.00%
First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,000
Next Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 500
SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.95%